Subsequent Events	6 Months Ended
Jun. 30, 2025
Subsequent Events [Abstract]
Subsequent Events

20. Subsequent Events

Apart from Note 8(v) (vii) for subsequent extension of short-term borrowings, no subsequent event which had a material impact on the Group was identified through the date of issuance of the financial statements.